Long-term debt - Schedule of Minimum Repayments for Balances Outstanding with Respect to Credit Facility (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long Term Debt	$ 3,387,195	$ 3,382,419
Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
2016	188,557
2017	178,682
2018	221,427
2019	373,893
2020	301,669
Thereafter	720,874
Long Term Debt	1,985,102	1,735,499
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
2016	98,789
2017	104,183
2018	65,923
2019	197,320
2020	53,281
Thereafter	537,597
Long Term Debt	$ 1,057,093	$ 1,301,920